UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2,  Omaha, Nebraska  68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2,  Omaha, Nebraska  68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 7/31/12

Item 1.  Reports to Stockholders.

Grant Park Managed Futures Strategy Fund

 Class A shares: GPFAX

Class C shares: GPFCX

Class I shares: GPFIX

Class N shares: GPFNX

Class W shares: GPFWX

Semi - Annual Report

July 31, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

Grant Park Managed Futures Strategy Fund
PORTFOLIO REVIEW
July 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended July 31, 2012, as compared to its benchmark:
			Inception** -
	Six Months	One Year	July 31, 2012
Grant Park Managed Futures Strategy Fund - Class A	0.31%	-0.61%	-1.21%
Grant Park Managed Futures Strategy Fund - Class A with load	-5.48%	-6.29%	-5.28%
Grant Park Managed Futures Strategy Fund - Class C	-0.10%	-1.32%	-1.92%
Grant Park Managed Futures Strategy Fund - Class I	0.51%	-0.30%	-0.92%
Grant Park Managed Futures Strategy Fund - Class N	0.31%	-0.61%	-1.21%
Grant Park Managed Futures Strategy Fund - Class W	0.10%	-0.91%	-1.50%
S&P 500 Total Return Index	6.25%	9.13%	5.29%
Barclays Capital U.S. Government/Corporate Long Bond Index	8.23%	25.12%	24.38%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s total annual operating expenses are 1.97% for Class A shares, 2.72% for Class C shares, 1.72% for Class I shares, 1.97% for Class N shares, and 2.22% for Class W shares per the Prospectus as revised September 18, 2012. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

** Inception date is March 4, 2011.

Holdings by type of investment	% of Net Assets
U.S Government & Agency Obligations	46.5%
Money Market Funds	18.9%
Savings & Loan	7.3%
Futures	1.3%
Forwards	(0.1)%
Purchased Call Options	0.0%	(1)
Purchased Put Options	0.0%	(1)
Other / Cash & Cash Equivalents	26.1%
	100.0%
(1) Amount represents less than 0.1%.
Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2012 (Unaudited)

Principal ($)		Coupon Rate (%)		Maturity	Value
	BONDS - 53.8%
	SAVINGS & LOAN - 7.3%
$ 8,000,000	United States Central Federal Credit Union	1.9000		10/19/2012	$ 8,029,600

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 46.5%
5,000,000	Federal Farm Credit Bank	0.2688	+	10/12/2012	5,000,800
5,000,000	Federal Home Loan Banks	0.2000		9/6/2012	5,000,450
2,000,000	Federal Home Loan Banks	2.0000		9/14/2012	2,004,360
3,000,000	Federal Home Loan Banks	0.2400		9/26/2012	3,000,330
10,000,000	Federal Home Loan Banks	0.1250		3/21/2013	9,995,600
8,100,000	Federal Home Loan Banks	0.2000		4/30/2013	8,099,595
15,000,000	Federal Home Loan Mortgage Corp.	0.7500		3/28/2013	15,054,450
3,000,000	United States Treasury Note	0.2500		10/31/2013	3,001,758
					51,157,343

	TOTAL BONDS (Cost - $59,185,967)				59,186,943
Contracts
	PURCHASED CALL OPTIONS ++ - 0.0%
1,339,713	CHF/SEK, Strike Price $7.90, Expiration Date 8/6/12				-
40,191	EUR/USD, Strike Price $1.19, Expiration Date 8/3/12				-
	TOTAL PURCHASED CALL OPTIONS (Premium Paid - $15,041)				-

	PURCHASED PUT OPTIONS ++ - 0.0%
2	EMINI NASDAQ, Strike Price $2,450, Expiration Date 8/1/12				210
1,143,947	EUR/CHF, Strike Price $1.18, Expiration Date 8/16/12				4
	TOTAL PURCHASED PUT OPTIONS (Premium Paid - $5,337)				214
Shares
	SHORT-TERM INVESTMENTS - 18.9%
	MONEY MARKET FUNDS - 18.9%
20,776,864	AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost - $20,776,864) *				20,776,864

	TOTAL INVESTMENTS - 72.7% (Cost - $79,983,209) (a)				$ 79,964,021
	OTHER ASSETS LESS LIABILITIES - 27.3%				30,100,066
	NET ASSETS - 100.0%				$ 110,064,087

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:			$ 4,466
		Unrealized depreciation:			(23,654)
		Net unrealized depreciation:			$ (19,188)

+	Variable rate security.
++	This instrument is a holding of GPMFS Fund Limited.
*	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2012.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
STATEMENT OF FINANCIAL FUTURES
7/31/2012 (Unaudited)

Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
126	2 YR T-NOTE	SEP12	$ 27,796,781	$ 14,174
14	ALUMINIUM LME	AUG12	650,913	(75,974)
57	ALUMINIUM LME	SEP12	2,674,369	(308,089)
7	ALUMINIUM LME	OCT12	329,656	(8,615)
26	ALUMINIUM LME	DEC12	1,237,438	(106,663)
17	ALUMINIUM LME	MAR13	819,294	(119,419)
20	ALUMINIUM LME	JUN13	976,875	(137,581)
13	ALUMINIUM LME	SEP13	643,663	(13,263)
30	AUSSIE $ IMM	SEP12	3,150,900	73,420
41	AUSSIE 3YR BOND	SEP12	4,736,622	(28,694)
3	AUSSIE 10YR BOND	SEP12	396,080	464
1	AUSSIE BILLS	SEP12	74,396	(1,632)
3	AUSSIE BILLS	DEC12	223,302	(2,706)
21	AUSSIE BILLS	MAR13	1,563,614	(9,596)
2	AUSSIE BILLS	JUN13	148,919	(868)
25	B.POUND IMM	SEP12	2,449,688	(10,369)
5	BRENT OIL	SEP12	524,600	(5,730)
3	BRENT OIL	OCT12	311,520	5,730
1	BRENT OIL	NOV12	103,290	(2,190)
83	BUND	SEP12	14,763,951	(20,572)
14	CAC INDEX	AUG12	567,067	(1,126)
26	CANADIAN $ IMM	SEP12	2,591,940	274
1	CANADIAN $ IMM	DEC12	17,572	(299)
14	CANADIAN BOND	SEP12	1,939,130	21,144
2	COCOA LDN	SEP12	51,079	2,242
1	COCOA LDN	DEC12	25,289	784
8	COCOA NY	SEP12	190,080	1,890
2	COCOA NY	DEC12	47,760	2,340
1	COFFEE NY	DEC12	66,469	(3,150)
14	COPPER LME	SEP12	2,646,350	(137,913)
9	COPPER LME	DEC12	1,701,450	(48,163)
4	COPPER LME	MAR13	757,350	(37,556)
4	COPPER LME	JUN13	757,750	(67,500)
1	COPPER LME	SEP13	189,413	3,663
16	CORN	SEP12	645,200	44,538
40	CORN	DEC12	1,610,500	88,966
1	CORN	MAR13	40,063	13,175
6	CORN	MAY13	237,600	5,788
3	CRUDE OIL	SEP12	264,180	(5,040)
22	CRUDE OIL	JUN13	1,990,340	63,170
15	DAX INDEX	SEP12	3,130,138	31,975
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
STATEMENT OF FINANCIAL FUTURES
7/31/2012 (Unaudited)

Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
15	E MINI RUSSELL	SEP12	$ 1,176,900	$ (9,770)
25	EMINI NASDAQ	SEP12	1,318,250	2,116
115	EMINI S&P	SEP12	7,903,950	16,089
4	EOE INDEX	AUG12	319,904	3,654
86	ERX BOBL	SEP12	13,517,790	14,728
4	EURIBOR	SEP12	87,640	3,491
15	EURIBOR	DEC12	328,715	15,964
20	EURIBOR	MAR13	438,242	22,978
109	EURIBOR	JUN13	2,387,941	55,645
17	EURIBOR	SEP13	372,338	16,872
14	EURIBOR	DEC13	306,462	14,211
9	EURIBOR	MAR14	196,902	9,120
6	EURIBOR	JUN14	131,183	7,106
2	EURIBOR	SEP14	43,699	1,769
1	EURO BTP FUTURES	SEP12	121,773	86
52	EURO STOXX INDEX	SEP12	1,489,473	(4,700)
1	EURO SWISS	DEC12	18,308	(102)
6	EURODOLLARS	SEP12	106,730	1,725
28	EURODOLLARS	DEC12	498,150	9,588
48	EURODOLLARS	MAR13	853,929	17,725
258	EURODOLLARS	JUN13	4,589,175	81,538
47	EURODOLLARS	SEP13	835,803	22,313
47	EURODOLLARS	DEC13	835,551	24,375
44	EURODOLLARS	MAR14	782,061	19,475
78	EURODOLLARS	JUN14	1,385,893	43,975
3	EURODOLLARS	SEP14	53,279	1,038
2	EUROYEN TIFFE	DEC12	45,597	208
5	EUROYEN TIFFE	MAR13	114,009	464
8	EUROYEN TIFFE	JUN13	182,433	1,760
6	EUROYEN TIFFE	SEP13	136,824	1,408
64	EURX E-SCHATZ	SEP12	8,736,431	11,400
11	FTSE INDEX	SEP12	966,800	(2,164)
2	GAS OIL LDN	SEP12	181,300	875
1	GAS OIL LDN	OCT12	90,450	2,125
4	GASOLINE BLENDSTOCK	SEP12	466,082	(1,054)
8	GASOLINE BLENDSTOCK	OCT12	868,022	14,213
32	GILTS	SEP12	6,114,671	111,173
15	GOLD CMX	DEC12	2,421,900	(4,472)
1	HANG SENG INDEX	AUG12	127,116	316
2	HEATING OIL	OCT12	239,887	(1,596)
2	HEATING OIL	DEC12	241,172	(3,066)
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
STATEMENT OF FINANCIAL FUTURES
7/31/2012 (Unaudited)

Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
2	HI GR. COPPER	SEP12	$ 170,875	$ (225)
3	IMM AUD/JPY	SEP12	630,180	2,227
7	IMM GBP/CHF	SEP12	1,371,825	34,768
3	IMM GBP/CHF	SEP12	587,925	11,137
3	IMM GBP/JPY	SEP12	587,925	(12,945)
43	J.YEN IMM	SEP12	6,880,538	61,260
2	JP GOV BND TIFFE	SEP12	3,686,944	12,161
1	KC WHEAT	MAR13	45,850	(725)
12	LEAD LME	AUG12	574,050	(16,997)
13	LEAD LME	SEP12	623,188	22,172
3	LEAD LME	OCT12	144,062	2,933
3	LEAN HOGS	OCT12	96,360	(150)
1	LIF ROBUSTA	SEP12	22,370	1,730
1	LIF ROBUSTA	NOV12	22,060	730
42	MEXICAN PESO	SEP12	1,575,420	6,113
1	MIB INDEX	SEP12	85,334	(55)
28	MINI DOW	SEP12	1,812,860	(3,257)
7	MINI MIDCA	SEP12	657,020	(3,314)
1	MNWHEAT	SEP12	47,688	(3,413)
6	NATURAL GAS	NOV12	200,880	700
1	NEW ZEALAND BILL	SEP12	57,395	(59)
1	NEW ZEALAND BILL	DEC12	57,399	(690)
4	NICKLE LME	AUG12	379,584	(45,132)
7	NICKLE LME	SEP12	665,154	(42,200)
4	NIFTY	AUG12	41,984	380
9	NZ DOLLAR	SEP12	727,830	6,380
11	OMX 30 INDEX	AUG12	173,198	5,074
61	SGX JGB	SEP12	11,254,550	18,945
7	SHORT STERLING	SEP12	97,409	3,273
14	SHORT STERLING	DEC12	194,956	8,838
19	SHORT STERLING	MAR13	264,689	12,562
73	SHORT STERLING	JUN13	1,016,965	15,482
16	SHORT STERLING	SEP13	222,874	14,051
16	SHORT STERLING	DEC13	222,807	12,738
8	SHORT STERLING	MAR14	111,381	1,881
11	SILVER CMX	SEP12	1,535,270	3,235
13	SINGAPORE MSCI INDEX	AUG12	725,155	12,001
3	SOYBEAN MEAL	SEP12	154,710	22,280
1	SOYBEAN MEAL	DEC12	49,490	4,140
1	SOYBEAN MEAL	JAN13	48,590	10,580
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
STATEMENT OF FINANCIAL FUTURES
7/31/2012 (Unaudited)

Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
6	SOYBEAN MEAL	MAR13	$ 269,460	$ 8,950
20	SOYBEANS	NOV12	1,641,000	118,326
2	SOYBEANS	JAN13	163,225	2,850
5	SOYBEANS	MAR13	383,375	8,850
8	SUGAR NY	OCT12	202,854	19,219
12	SUGAR NY	MAR13	307,776	(5,174)
4	SUGAR NY	MAY13	100,890	(1,243)
1	TIN LME	SEP12	90,470	(8,290)
3	ULTRA T-BOND	SEP12	517,500	17,797
15	US $ INDEX	SEP12	1,240,650	1,755
65	US 5 YR NOTES	SEP12	8,110,781	38,055
113	US 10 YR NOTES	SEP12	15,216,156	106,227
39	US T.BOND	SEP12	5,890,219	35,063
2	VIX VOLATILITY INDEX	AUG12	39,800	950
12	WHEAT CBOT	SEP12	532,950	2,680
3	WHEAT CBOT	DEC12	135,375	1,488
3	WHEAT CBOT	MAR13	135,638	(2,725)
2	WPG CANOLA	NOV12	25,174	520
14	ALUMINIUM LME	AUG12	642,075	(58,773)
15	ZINC LME	SEP12	688,969	(15,281)
7	ZINC LME	NOV12	322,744	(4,193)
1	ZINC LME	DEC12	46,169	(1,381)
			Net Unrealized Gain from Open Long Futures Contracts	$ 187,905

Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)

4	ALL ORD INDEX	SEP12	$ 443,962	$ (11,685)
14	ALUMINIUM LME	AUG12	650,913	72,051
71	ALUMINIUM LME	SEP12	3,331,231	509,163
7	ALUMINIUM LME	OCT12	329,656	(2,455)
1	ALUMINIUM LME	NOV12	47,406	6,231
50	ALUMINIUM LME	DEC12	2,379,688	152,271
15	ALUMINIUM LME	MAR13	722,906	105,125
19	ALUMINIUM LME	JUN13	928,031	18,163
5	ALUMINIUM LME	SEP13	247,563	1,032
17	AUSSIE $ IMM	SEP12	1,785,510	(15,899)
34	AUSSIE BILLS	JUN13	2,531,627	4,337
9	B.POUND IMM	SEP12	881,888	(7,514)
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
STATEMENT OF FINANCIAL FUTURES
7/31/2012 (Unaudited)

Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
14	BRENT OIL	SEP12	$ 1,468,880	$ (5,410)
1	BRENT OIL	OCT12	103,840	(1,940)
3	BRENT OIL	NOV12	309,870	2,570
15	CANADIAN $ IMM	SEP12	1,495,350	(23,281)
46	CANADIAN BILLS	JUN13	807,991	5,583
3	CANADIAN BOND	SEP12	415,528	(229)
3	COCOA NY	MAR13	71,940	(2,830)
5	COFFEE NY	SEP12	327,000	(2,606)
3	COFFEE NY	DEC12	199,406	10,931
1	COFFEE NY	MAR13	67,744	431
15	COPPER LME	SEP12	2,835,375	105,576
8	COPPER LME	DEC12	1,512,400	55,150
8	COPPER LME	MAR13	1,514,700	81,800
4	COPPER LME	JUN13	757,750	22,475
1	COPPER LME	SEP13	189,413	(850)
5	CORN	DEC12	201,313	1,277
17	COTTON	DEC12	606,390	(2,925)
1	COTTON	MAR13	36,140	575
5	COTTON	MAY13	183,325	(1,490)
16	CRUDE OIL	SEP12	1,408,960	29,080
7	CRUDE OIL	OCT12	618,380	(6,330)
10	CRUDE OIL	NOV12	887,200	(46,550)
10	CRUDE OIL	DEC12	892,000	6,120
2	CRUDE OIL	JAN13	179,340	2,370
2	EUR/JPY CME	SEP12	307,600	9,057
87	EURO IMM	SEP12	13,380,600	88,455
28	EURO SWISS	JUN13	512,972	(5,018)
2	FTSE CHINA A50 INDEX	AUG12	15,000	(128)
5	GAS OIL LDN	SEP12	453,250	(2,100)
3	GAS OIL LDN	OCT12	271,350	(1,775)
1	GASOLINE BLENDSTOCK	SEP12	116,521	1,289
2	GASOLINE BLENDSTOCK	OCT12	217,006	563
13	GOLD CMX	DEC12	2,098,980	(25,130)
3	HANG SENG INDEX	AUG12	381,348	(15,901)
6	HEATING OIL	SEP12	717,696	11,469
3	HI GR. COPPER	SEP12	256,313	(3,241)
3	H-SHARE INDEX	AUG12	186,554	(8,118)
4	IMM AUD/JPY	SEP12	840,240	(25,704)
3	IMM EUR/CHF	SEP12	461,400	(154)
1	IMM EUR/GBP	SEP12	153,800	4,076
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
STATEMENT OF FINANCIAL FUTURES
7/31/2012 (Unaudited)

Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
2	IMM EUR/GBP	SEP12	$ 307,600	$ 1,999
1	KC WHEAT	DEC12	45,675	(9,688)
12	LEAD LME	AUG12	574,050	17,191
16	LEAD LME	SEP12	767,000	(7,059)
3	LEAD LME	OCT12	144,062	(3,644)
1	LEAD LME	NOV12	48,069	(44)
19	LEAN HOGS	DEC12	592,990	(11,530)
4	LIVE CATTLE	OCT12	199,040	(2,040)
24	LIVE CATTLE	DEC12	1,223,760	(5,750)
11	MEXICAN PESO	SEP12	412,610	1,649
5	NATURAL GAS	SEP12	160,450	(4,148)
8	NATURAL GAS	OCT12	256,960	(26,710)
4	NICKLE LME	AUG12	379,584	43,162
7	NICKLE LME	SEP12	665,154	64,644
3	NICKLE LME	OCT12	285,426	7,952
1	NICKLE LME	NOV12	95,274	8,160
4	NICKLE LME	DEC12	381,576	16,092
3	NIFTY	AUG12	31,488	(571)
12	NIKKEI 225-YEN	SEP12	659,764	96
7	NIKKEI INDEX	SEP12	388,670	(6,817)
17	OSE MINI NIK225	SEP12	188,892	(2,253)
5	OSK NIKKEI	SEP12	555,563	(11,009)
7	PLATINUM NMX	OCT12	495,915	5,085
6	S&P CANADA	SEP12	794,450	(7,905)
26	S-FRANC	SEP12	3,328,325	18,043
1	SILVER CMX	SEP12	139,570	(5,225)
3	SOYBEAN MEAL	DEC12	148,470	(2,556)
2	SOYBEAN OIL	SEP12	63,336	(1,854)
8	SOYBEAN OIL	DEC12	256,416	4,993
2	SOYBEAN OIL	MAR13	64,740	858
5	SOYBEANS	NOV12	410,250	727
1	SUGAR LDN	DEC12	29,915	(45)
9	TAIWAN INDEX	AUG12	228,240	(3,250)
1	TIN LME	SEP12	90,470	3,530
5	TOPIX INDEX	SEP12	469,797	(2,944)
7	ULTRA T-BOND	SEP12	1,207,500	(971)
25	US 5 YR NOTES	SEP12	3,119,531	(2,805)
78	US 10 YR NOTES	SEP12	10,503,188	(27,107)
43	US T.BOND	SEP12	6,494,344	(9,197)
1	WHEAT CBOT	DEC12	45,125	(750)
3	WTI CRUDE	SEP12	264,180	10,410
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
STATEMENT OF FINANCIAL FUTURES
7/31/2012 (Unaudited)

Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
3	WTI CRUDE	OCT12	$ 265,020	$ (1,780)
14	ZINC LME	AUG12	642,075	60,643
18	ZINC LME	SEP12	826,763	36,547
8	ZINC LME	NOV12	368,850	412
5	ZINC LME	DEC12	230,844	6,981
			Net Unrealized Gain from Open Short Futures Contracts	$ 1,230,478

			Net Unrealized Gain from Futures Contracts	$ 1,418,384

++ This instrument is a holding of GPMFS Fund Limited.

  * This schedule provides the detail of futures contracts the fund held as of the date of the financial statements, July 31, 2012. The amounts shown in column 4 ("Underlying Face Amount at Value") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools (consolidated as of July 31, 2012) outlined in the Notes to Consolidated Financial Statements in this report, which totals approximately $26,187,344.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
7/31/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Gain/ (Loss)
Contracts Purchased:
08/01/2012	6,696,369	ZAR	777,568	AUD	$ 816,680	$ (6,257)
08/01/2012	795,058	CAD	647,974	EUR	797,267	(4,682)
08/01/2012	421	USD	3,455	ZAR	418	3
08/02/2012	1,513,192	AUD	1,295,947	EUR	1,594,533	(4,337)
08/02/2012	799,101	CAD	647,974	EUR	797,267	(691)
08/02/2012	144,471,450	HUF	518,379	EUR	637,814	(6,709)
08/02/2012	2,137,502	PLN	518,379	EUR	637,814	1,718
08/02/2012	792,453	USD	1,656,227	BRL	805,423	(15,305)
08/02/2012	264,151	USD	553,925	BRL	269,374	(6,003)
08/02/2012	528,302	USD	1,116,461	BRL	542,935	(16,207)
08/02/2012	264,151	USD	555,959	BRL	270,363	(6,995)
08/02/2012	647,974	USD	1,312,342	BRL	638,192	7,932
08/02/2012	518,379	USD	1,063,403	BRL	517,133	(253)
08/02/2012	518,379	USD	1,058,789	BRL	514,889	1,997
08/09/2012	647,974	USD	36,085,672	INR	647,738	1,404
08/09/2012	647,974	USD	21,370,183	RUB	662,903	(15,480)
08/13/2012	20,823,284	RUB	518,379	EUR	637,814	9,456
08/13/2012	20,354,151	RUB	518,379	EUR	637,814	(5,096)
08/16/2012	777,568	USD	23,397,021	TWD	781,133	(2,374)
08/17/2012	647,974	USD	322,367,065	CLP	667,429	(19,503)
08/20/2012	259,189	USD	127,287,718	CLP	263,536	(4,252)
08/20/2012	388,784	USD	193,225,648	CLP	400,054	(11,125)
08/20/2012	518,379	USD	16,717,723	RUB	518,584	334
09/05/2012	234,632	USD	500,000	BRL	243,150	(7,731)
09/05/2012	48,438	USD	100,000	BRL	48,630	(35)
09/05/2012	518,379	USD	1,072,008	BRL	521,317	(1,251)
09/19/2012	217,646	USD	52,000,000	HUF	227,240	(8,000)
09/19/2012	2,524	USD	600,000	HUF	2,622	(80)
09/19/2012	50,230	USD	11,900,000	HUF	52,003	(1,408)
09/19/2012	30,438	USD	7,300,000	HUF	31,901	(1,239)
09/19/2012	18,747	USD	4,500,000	HUF	19,665	(780)
09/19/2012	4,362	USD	1,000,000	HUF	4,370	22
09/19/2012	183,826	USD	1,777,600,000	IDR	188,408	(2,431)
09/19/2012	19,896	USD	191,200,000	IDR	20,265	(138)
09/19/2012	24,677	USD	237,100,000	IDR	25,130	(166)
09/19/2012	22,487	USD	216,500,000	IDR	22,947	(198)
09/19/2012	29,756	USD	286,400,000	IDR	30,356	(253)
09/19/2012	14,640	USD	139,500,000	IDR	14,786	23
09/19/2012	276,537	USD	3,900,000	MXN	292,578	(15,412)
09/19/2012	21,374	USD	300,000	MXN	22,506	(1,084)
09/19/2012	28,480	USD	400,000	MXN	30,008	(1,464)
09/19/2012	14,863	USD	200,000	MXN	15,004	(109)
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
7/31/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Gain/ (Loss)
Contracts Purchased: (cont.)
09/19/2012	29,520	USD	400,000	MXN	$ 30,008	$ (423)
09/19/2012	14,895	USD	200,000	MXN	15,004	(77)
09/19/2012	202,371	USD	700,000	PLN	209,300	(6,166)
09/19/2012	29,785	USD	100,000	PLN	29,900	(6)
09/19/2012	85,514	USD	300,000	PLN	89,700	(3,859)
09/19/2012	624,402	USD	800,000	SGD	642,640	(17,845)
09/19/2012	54,020	USD	100,000	TRY	55,706	(1,280)
09/19/2012	438,347	USD	13,100,000	TWD	437,357	1,527
09/19/2012	13,360	USD	400,000	TWD	13,354	22
09/19/2012	1,167,732	USD	34,900,000	TWD	1,165,171	3,989
09/19/2012	40,080	USD	1,200,000	TWD	40,063	66
09/19/2012	83,654	USD	2,500,000	TWD	83,465	291
09/19/2012	10,059	USD	300,000	TWD	10,016	55
09/19/2012	20,161	USD	600,000	TWD	20,032	154
09/19/2012	13,388	USD	400,000	TWD	13,354	50
09/19/2012	277,453	USD	8,300,000	TWD	277,104	689
09/19/2012	106,838	USD	195,000,000	COP	108,808	(1,155)
09/19/2012	36,137	USD	65,300,000	COP	36,437	(27)
09/19/2012	23,807	USD	43,400,000	COP	24,217	(228)
09/19/2012	30,977	USD	56,100,000	COP	31,303	(91)
09/19/2012	52,508	USD	94,200,000	COP	52,563	339
09/19/2012	42,843	USD	77,700,000	COP	43,356	(188)
09/19/2012	10,105	USD	18,300,000	COP	10,211	(30)
09/19/2012	17,504	USD	31,700,000	COP	17,688	(52)
09/19/2012	227,055	USD	4,600,000	CZK	223,450	3,470
09/19/2012	4,929	USD	100,000	CZK	4,858	69
09/19/2012	4,829	USD	100,000	CZK	4,858	(32)
09/19/2012	14,416	USD	300,000	CZK	14,573	(166)
09/19/2012	28,889	USD	600,000	CZK	29,146	(274)
09/19/2012	14,849	USD	300,000	CZK	14,573	267
09/19/2012	14,488	USD	300,000	CZK	14,573	(94)
09/19/2012	540,465	USD	641,100,000	KRW	567,245	(25,055)
09/19/2012	18,379	USD	21,100,000	KRW	18,669	(234)
09/19/2012	368,139	USD	2,200,000	NOK	364,540	3,708
09/19/2012	16,749	USD	100,000	NOK	16,570	184
09/19/2012	116,115	USD	700,000	NOK	115,990	160
09/19/2012	37,085	USD	100,000	PEN	38,074	(691)
09/19/2012	37,133	USD	100,000	PEN	38,074	(642)
09/19/2012	74,488	USD	200,000	PEN	76,147	(1,064)
09/19/2012	74,516	USD	200,000	PEN	76,147	(1,036)
09/19/2012	75,146	USD	200,000	PEN	76,147	(406)
09/19/2012	75,301	USD	200,000	PEN	76,147	(250)
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
7/31/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Gain/ (Loss)
Contracts Purchased: (cont.)
09/19/2012	37,580	USD	100,000	PEN	$ 38,074	$ (196)
09/19/2012	37,908	USD	100,000	PEN	38,074	132
09/19/2012	113,080	USD	300,000	PEN	114,221	(248)
09/19/2012	126,205	USD	5,500,000	PHP	131,951	(5,045)
09/19/2012	9,346	USD	400,000	PHP	9,596	(199)
09/19/2012	2,349	USD	100,000	PHP	2,399	(37)
09/19/2012	47,653	USD	2,000,000	PHP	47,982	(74)
09/19/2012	23,943	USD	1,000,000	PHP	23,991	80
09/19/2012	180,737	USD	7,600,000	PHP	182,332	(625)
09/19/2012	21,287	USD	900,000	PHP	21,592	(190)
09/19/2012	277,446	USD	9,300,000	RUB	288,486	(9,294)
09/19/2012	21,241	USD	700,000	RUB	21,714	(342)
09/19/2012	12,077	USD	400,000	RUB	12,408	(256)
09/19/2012	118,399	USD	3,900,000	RUB	120,978	(1,847)
09/19/2012	341,253	USD	2,400,000	SEK	352,999	(10,908)
09/19/2012	14,248	USD	100,000	SEK	14,708	(425)
09/19/2012	526,399	USD	16,700,000	THB	529,824	(1,070)
09/19/2012	12,646	USD	400,000	THB	12,690	12
09/19/2012	18,981	USD	600,000	THB	19,036	30
09/19/2012	12,676	USD	400,000	THB	12,690	42
09/19/2012	3,128	USD	100,000	THB	3,173	(31)
09/19/2012	40,638	USD	1,300,000	THB	41,244	(423)
09/19/2012	47,371	USD	1,500,000	THB	47,589	(7)
09/19/2012	21,967	USD	700,000	THB	22,208	(142)
09/19/2012	135,476	USD	4,300,000	THB	136,422	(340)
09/19/2012	25,229	USD	800,000	THB	25,381	(39)
09/19/2012	234,362	USD	2,000,000	ZAR	242,168	(5,771)
09/19/2012	23,574	USD	200,000	ZAR	24,217	(440)
09/19/2012	12,096	USD	100,000	ZAR	12,108	89
09/20/2012	442,233	USD	228,900,000	CLP	473,915	(29,346)
09/20/2012	31,724	USD	16,100,000	CLP	33,333	(1,445)
09/20/2012	20,206	USD	10,200,000	CLP	21,118	(808)
09/20/2012	269,342	USD	15,300,000	INR	274,635	(2,534)
09/20/2012	28,384	USD	1,600,000	INR	28,720	(48)
09/20/2012	31,707	USD	1,800,000	INR	32,310	(279)
09/20/2012	24,801	USD	1,400,000	INR	25,130	(77)
09/20/2012	10,524	USD	600,000	INR	10,770	(137)
09/20/2012	78,973	USD	4,400,000	INR	78,980	787
09/20/2012	14,215	USD	800,000	INR	14,360	(1)
09/20/2012	51,832	USD	2,900,000	INR	52,055	300
03/15/2013	629,171	USD	3,995,865	CNY	627,990	9,993
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
7/31/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Gain/ (Loss)
Contracts Purchased: (cont.)
05/15/2013	451,552	USD	2,870,968	CNY	$ 451,201	$ 7,488
05/15/2013	451,552	USD	2,880,450	CNY	452,692	6,021
06/20/2013	452,830	USD	2,879,999	CNY	452,621	7,868
						$ (230,272)

Contracts Sold:
08/01/2012	799,080	CAD	647,974	EUR	$ 797,267	$ 673
08/01/2012	4,010	USD	4,022	CAD	4,010	2
08/01/2012	6,692,917	ZAR	777,568	AUD	816,680	6,675
08/02/2012	800,313	CAD	647,974	EUR	797,267	(517)
08/02/2012	74,424,650	JPY	907,163	AUD	952,793	1,061
08/02/2012	74,451,865	JPY	907,163	AUD	952,793	713
08/02/2012	792,453	USD	1,629,283	BRL	792,321	2,164
08/02/2012	1,056,604	USD	2,160,755	BRL	1,050,775	(2,783)
08/02/2012	647,974	USD	1,318,951	BRL	641,406	(4,709)
08/02/2012	518,379	USD	1,051,532	BRL	511,360	(5,537)
08/02/2012	518,379	USD	1,047,644	BRL	509,469	(7,433)
08/02/2012	1,036,758	USD	7,038,087	SEK	1,035,183	(2,004)
08/02/2012	1,295,948	USD	1,615,600	SGD	1,297,812	1,056
08/02/2012	647,974	USD	1,167,751	TRY	650,507	2,586
08/02/2012	6,696,727	ZAR	777,568	AUD	816,680	7,419
08/09/2012	647,974	USD	35,683,928	INR	640,527	(8,603)
08/09/2012	259,189	USD	8,496,215	RUB	263,553	4,583
08/09/2012	388,784	USD	12,721,012	RUB	394,606	6,150
08/13/2012	20,823,284	RUB	518,379	EUR	637,814	(9,456)
08/13/2012	20,654,811	RUB	518,379	EUR	637,814	(4,230)
08/16/2012	777,568	USD	23,303,713	TWD	778,018	(736)
08/17/2012	647,974	USD	318,608,816	CLP	659,648	11,721
08/20/2012	647,974	USD	318,479,221	CLP	659,379	11,167
08/20/2012	518,379	USD	16,629,598	RUB	515,850	(3,064)
08/30/2012	777,568	USD	379,453,184	CLP	785,620	6,625
09/05/2012	49,652	USD	100,000	BRL	48,630	(1,180)
09/19/2012	42,505	USD	9,700,000	HUF	42,389	(413)
09/19/2012	17,552	USD	4,000,000	HUF	17,480	(194)
09/19/2012	7,825	USD	1,800,000	HUF	7,866	(15)
09/19/2012	14,029	USD	135,100,000	IDR	14,319	127
09/19/2012	13,756	USD	133,100,000	IDR	14,107	191
09/19/2012	32,192	USD	311,200,000	IDR	32,984	416
09/19/2012	14,143	USD	136,300,000	IDR	14,446	138
09/19/2012	31,610	USD	304,500,000	IDR	32,274	295
09/19/2012	126,396	USD	1,197,100,000	IDR	126,881	(964)
09/19/2012	168,058	USD	1,574,700,000	IDR	166,902	(3,061)
The accompanying notes are an intergral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
7/31/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Gain/ (Loss)
Contracts Sold: (cont.)
09/19/2012	13,228	USD	124,500,000	IDR	$ 13,196	$ (183)
09/19/2012	15,671	USD	149,500,000	IDR	15,846	(6)
09/19/2012	7,140	USD	100,000	MXN	7,502	346
09/19/2012	14,450	USD	200,000	MXN	15,004	522
09/19/2012	58,156	USD	800,000	MXN	60,016	1,731
09/19/2012	22,175	USD	300,000	MXN	22,506	282
09/19/2012	342,090	USD	4,600,000	MXN	345,092	2,260
09/19/2012	14,950	USD	200,000	MXN	15,004	21
09/19/2012	105,310	USD	1,400,000	MXN	105,028	(508)
09/19/2012	52,546	USD	700,000	MXN	52,514	(145)
09/19/2012	29,083	USD	100,000	PLN	29,900	708
09/19/2012	29,598	USD	100,000	PLN	29,900	192
09/19/2012	149,149	USD	500,000	PLN	149,500	(194)
09/19/2012	316,756	USD	400,000	SGD	321,320	4,367
09/19/2012	316,526	USD	400,000	SGD	321,320	4,598
09/19/2012	401,252	USD	500,000	SGD	401,650	153
09/19/2012	53,919	USD	100,000	TRY	55,706	1,381
09/19/2012	215,773	USD	400,000	TRY	222,824	5,427
09/19/2012	435,842	USD	800,000	TRY	445,648	6,559
09/19/2012	54,088	USD	100,000	TRY	55,706	1,212
09/19/2012	10,076	USD	300,000	TWD	10,016	(72)
09/19/2012	130,435	USD	3,900,000	TWD	130,205	(389)
09/19/2012	43,544	USD	1,300,000	TWD	43,402	(195)
09/19/2012	30,245	USD	900,000	TWD	30,047	(234)
09/19/2012	23,472	USD	700,000	TWD	23,370	(130)
09/19/2012	26,909	USD	800,000	TWD	26,709	(233)
09/19/2012	36,814	USD	1,100,000	TWD	36,725	(134)
09/19/2012	26,760	USD	800,000	TWD	26,709	(84)
09/19/2012	284,281	USD	8,500,000	TWD	283,781	(848)
09/19/2012	33,347	USD	1,000,000	TWD	33,386	(2)
09/19/2012	23,382	USD	700,000	TWD	23,370	(41)
09/19/2012	33,391	USD	1,000,000	TWD	33,386	(46)
09/19/2012	29,980	USD	900,000	TWD	30,047	31
09/19/2012	29,905	USD	900,000	TWD	30,047	105
09/19/2012	100,056	USD	100,000	AUD	105,030	4,609
09/19/2012	274,235	USD	492,800,000	COP	274,977	(1,317)
09/19/2012	291,418	USD	523,300,000	COP	291,996	(1,610)
09/19/2012	172,216	USD	309,300,000	COP	172,586	(923)
09/19/2012	72,968	USD	132,000,000	COP	73,655	134
09/19/2012	31,361	USD	56,700,000	COP	31,638	40
09/19/2012	22,724	USD	41,100,000	COP	22,933	38
09/19/2012	36,019	USD	64,600,000	COP	36,046	(243)
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
7/31/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Gain/ (Loss)
Contracts Sold: (cont.)
09/19/2012	141,732	USD	253,700,000	COP	$ 141,562	$ (1,230)
09/19/2012	15,684	USD	28,200,000	COP	15,735	(67)
09/19/2012	13,591	USD	24,500,000	COP	13,671	(23)
09/19/2012	164,258	USD	297,800,000	COP	166,169	666
09/19/2012	15,630	USD	28,400,000	COP	15,847	98
09/19/2012	86,615	USD	156,600,000	COP	87,381	112
09/19/2012	24,892	USD	500,000	CZK	24,288	(589)
09/19/2012	9,947	USD	200,000	CZK	9,715	(226)
09/19/2012	34,503	USD	700,000	CZK	34,003	(479)
09/19/2012	43,804	USD	51,400,000	KRW	45,479	1,536
09/19/2012	44,912	USD	52,300,000	KRW	46,275	1,222
09/19/2012	17,767	USD	20,700,000	KRW	18,315	492
09/19/2012	18,962	USD	22,000,000	KRW	19,466	444
09/19/2012	14,901	USD	17,200,000	KRW	15,219	271
09/19/2012	15,652	USD	18,200,000	KRW	16,103	403
09/19/2012	37,967	USD	44,300,000	KRW	39,197	1,110
09/19/2012	12,853	USD	15,000,000	KRW	13,272	378
09/19/2012	16,680	USD	19,400,000	KRW	17,165	433
09/19/2012	10,683	USD	12,400,000	KRW	10,972	255
09/19/2012	207,923	USD	238,800,000	KRW	211,290	2,724
09/19/2012	275,372	USD	314,200,000	KRW	278,004	1,786
09/19/2012	125,000	USD	142,800,000	KRW	126,349	965
09/19/2012	336,077	USD	383,800,000	KRW	339,586	2,477
09/19/2012	297,705	USD	339,800,000	KRW	300,655	2,036
09/19/2012	183,956	USD	209,600,000	KRW	185,454	934
09/19/2012	77,626	USD	88,300,000	KRW	78,128	264
09/19/2012	33,400	USD	200,000	NOK	33,140	(269)
09/19/2012	33,551	USD	200,000	NOK	33,140	(421)
09/19/2012	78,572	USD	100,000	NZD	80,870	2,160
09/19/2012	550,257	USD	1,500,000	PEN	571,103	16,380
09/19/2012	74,963	USD	200,000	PEN	76,147	589
09/19/2012	75,131	USD	200,000	PEN	76,147	420
09/19/2012	112,740	USD	300,000	PEN	114,221	588
09/19/2012	37,821	USD	100,000	PEN	38,074	(46)
09/19/2012	37,879	USD	100,000	PEN	38,074	(103)
09/19/2012	75,131	USD	200,000	PEN	76,147	420
09/19/2012	75,743	USD	200,000	PEN	76,147	(192)
09/19/2012	25,463	USD	1,100,000	PHP	26,390	787
09/19/2012	18,596	USD	800,000	PHP	19,193	495
09/19/2012	16,405	USD	700,000	PHP	16,794	299
09/19/2012	37,650	USD	1,600,000	PHP	38,386	532
09/19/2012	652,868	USD	27,600,000	PHP	662,152	5,764
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
7/31/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Gain/ (Loss)
Contracts Sold: (cont.)
09/19/2012	51,984	USD	2,200,000	PHP	$ 52,780	$ 516
09/19/2012	181,006	USD	7,700,000	PHP	184,731	2,743
09/19/2012	95,012	USD	4,000,000	PHP	95,964	442
09/19/2012	14,290	USD	600,000	PHP	14,395	28
09/19/2012	14,277	USD	600,000	PHP	14,395	42
09/19/2012	185,838	USD	7,800,000	PHP	187,130	297
09/19/2012	52,751	USD	2,200,000	PHP	52,780	(252)
09/19/2012	156,288	USD	6,500,000	PHP	155,942	(1,175)
09/19/2012	23,827	USD	1,000,000	PHP	23,991	37
09/19/2012	16,730	USD	700,000	PHP	16,794	(26)
09/19/2012	93,034	USD	3,900,000	PHP	93,565	33
09/19/2012	21,328	USD	700,000	RUB	21,714	254
09/19/2012	24,353	USD	800,000	RUB	24,816	313
09/19/2012	30,222	USD	1,000,000	RUB	31,020	610
09/19/2012	12,150	USD	400,000	RUB	12,408	183
09/19/2012	18,056	USD	600,000	RUB	18,612	443
09/19/2012	55,479	USD	1,800,000	RUB	55,836	20
09/19/2012	15,431	USD	500,000	RUB	15,510	(15)
09/19/2012	14,243	USD	100,000	SEK	14,708	430
09/19/2012	28,868	USD	200,000	SEK	29,417	478
09/19/2012	14,229	USD	100,000	SEK	14,708	445
09/19/2012	320,384	USD	2,200,000	SEK	323,583	2,430
09/19/2012	34,373	USD	1,100,000	THB	34,899	371
09/19/2012	25,185	USD	800,000	THB	25,381	83
09/19/2012	41,186	USD	1,300,000	THB	41,244	(126)
09/19/2012	43,952	USD	1,400,000	THB	44,416	267
09/19/2012	12,563	USD	400,000	THB	12,690	71
09/19/2012	31,358	USD	1,000,000	THB	31,726	227
09/19/2012	28,378	USD	900,000	THB	28,553	49
09/19/2012	25,268	USD	800,000	THB	25,381	(1)
09/19/2012	363,464	USD	11,500,000	THB	364,849	(237)
09/19/2012	23,576	USD	200,000	ZAR	24,217	437
09/19/2012	36,100	USD	300,000	ZAR	36,325	(80)
09/19/2012	23,246	USD	200,000	ZAR	24,217	767
09/19/2012	12,078	USD	100,000	ZAR	12,108	(71)
09/19/2012	232,486	USD	1,900,000	ZAR	230,060	(4,359)
09/19/2012	24,265	USD	200,000	ZAR	24,217	(252)
09/20/2012	18,100	USD	9,200,000	CLP	19,048	854
09/20/2012	35,285	USD	17,900,000	CLP	37,060	1,593
09/20/2012	28,696	USD	14,500,000	CLP	30,021	1,177
09/20/2012	22,333	USD	11,200,000	CLP	23,188	741
09/20/2012	17,076	USD	8,700,000	CLP	18,012	848
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
7/31/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Gain/ (Loss)
Contracts Sold: (cont.)
09/20/2012	41,413	USD	21,100,000	CLP	$ 43,685	$ 2,057
09/20/2012	13,793	USD	7,000,000	CLP	14,493	628
09/20/2012	24,625	USD	12,300,000	CLP	25,466	716
09/20/2012	394,595	USD	197,100,000	CLP	408,076	11,471
09/20/2012	95,315	USD	47,500,000	CLP	98,344	2,545
09/20/2012	187,500	USD	93,300,000	CLP	193,168	4,717
09/20/2012	288,547	USD	142,600,000	CLP	295,239	5,237
09/20/2012	19,295	USD	1,100,000	INR	19,745	252
09/20/2012	17,440	USD	1,000,000	INR	17,950	330
09/20/2012	15,536	USD	900,000	INR	16,155	457
09/20/2012	45,210	USD	2,600,000	INR	46,670	992
09/20/2012	51,337	USD	2,900,000	INR	52,055	196
09/20/2012	28,870	USD	1,600,000	INR	28,720	(439)
09/20/2012	21,364	USD	1,200,000	INR	21,540	(40)
03/15/2013	314,585	USD	1,989,750	CNY	312,709	(6,264)
03/15/2013	314,586	USD	1,996,992	CNY	313,847	(5,143)
05/15/2013	451,552	USD	2,901,673	CNY	456,027	(2,739)
05/15/2013	451,552	USD	2,893,319	CNY	454,714	(4,031)
06/20/2013	452,830	USD	2,879,999	CNY	452,621	(7,868)
						$ 93,146

					Net Unrealized Loss from Open Forward Foreign Currency Contracts	$ (137,126)

++ This instrument is a holding of GPMFS Fund Limited.

OPTIONS WRITTEN
7/31/2012 (Unaudited)

Security ++	Expiration Date		Exercise Price		Contracts	Value
CALL OPTIONS
CZK/USD	8/2/2012		$ 21.60		11,456,122	$ -
					(Premiums Received $1,485)	$ -

PUT OPTIONS
EMINI NASDAQ	8/1/2012		$ 2,530		2	$ 520
					(Premiums Received $770)	$ 520

++ This instrument is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
July 31, 2012 (Unaudited)

Assets
Investment securities:
At cost	$ 79,983,209
At value	$ 79,964,021
Cash	15,388,467
Cash on deposit with brokers	13,012,984
Receivable for securities sold	77
Receivable for Fund shares sold	502,193
Net unrealized gain from open futures contracts	1,418,384
Unrealized appreciation on forward foreign currency exchange contracts	263,116
Interest receivable	114,860
Other receivable	140,000
Prepaid expenses and other assets	83,125
Total Assets	110,887,227

Liabilities
Payable for Fund shares repurchased	78,579
Options written, at value (premiums received $2,255)	520
Unrealized depreciation on forward foreign currency exchange contracts	400,242
Investment advisory fees payable	111,595
Incentive fees payable	34,864
Fees payable to other affiliates	13,651
Dividends payable	18,068
Accrued expenses and other liabilities	165,621
Total Liabilities	823,140
NET ASSETS	$ 110,064,087

Net Assets Consist of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 107,055,522
Accumulated net investment loss	(2,416,591)
Accumulated net realized gain from security transactions	759,704
Net unrealized appreciation of investments	1,223,698
Controlling interest of the Grant Park Managed Futures Strategy Fund	106,622,333
Non-controlling interest	3,441,754
NET ASSETS	$ 110,064,087

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
July 31, 2012 (Unaudited)

Net Asset Value Per Share:
Class A Shares *
Net Assets	$ 32,742,804
Shares of beneficial interest outstanding	3,328,939
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.83
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (b)	$ 10.43

Class C Shares *
Net Assets	$ 4,107,631
Shares of beneficial interest outstanding	422,038
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.73

Class I Shares *
Net Assets	$ 29,720,980
Shares of beneficial interest outstanding	3,011,214
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.87

Class N Shares *
Net Assets	$ 39,606,537
Shares of beneficial interest outstanding	4,026,023
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.83

Class W Shares *
Net Assets	$ 444,381
Shares of beneficial interest outstanding	45,349
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.79

* Share class information does not include non-controlling interest.
(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2012 (Unaudited)

Investment Income
Interest	$ 43,434
Total Investment Income	43,434

Expenses
Incentive fees	790,429
Investment advisory fees	553,865
Management fees	446,174
Administrative services fees	44,626
Distribution (12b-1) fees:
Class A	28,133
Class C	13,907
Class N	37,269
Class W	926
Professional fees	36,044
Registration fees	34,551
Accounting services fees	20,048
Transfer agent fees	18,831
Compliance officer fees	9,991
Custodian fees	6,889
Printing and postage expenses	5,267
Interest Expense	2,910
Trustees fees and expenses	2,513
Insurance expense	1,371
Other expenses	61,118
Total Expenses	2,114,862

Less: Fees waived by the Advisor	(69,166)

Net Expenses	2,045,696
Net Investment Loss	(2,002,262)

Realized and Unrealized Gain (Loss)
Net realized gain from option, future and foreign exchange contracts	1,929,916
Net change in unrealized appreciation (depreciation) of:
Security transactions	(13,468)
Open option, future and foreign exchange contracts	451,165
437,697

Realized and Unrealized Gain	2,367,613

Net Increase in Net Assets Resulting From Operations	$ 365,351

Net loss attributable to the non-controlling interest	$ (168,864)

Net Increase in Net Assets From Operations
Attributable to the Grant Park Managed Futures Strategy Fund	$ 196,487

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	July 31, 2012	January 31, 2012 (a)
	(Unaudited)
From Operations
Net investment loss	$ (2,002,262)	$ (926,759)
Net realized gain (loss) from security transactions, futures
contracts and foreign currency transactions	1,929,916	(1,589,872)
Net change in unrealized appreciation (depreciation) of investments,
futures contacts and foreign currency transactions	437,697	1,017,616
Net increase (decrease) in net assets resulting from operations	365,351	(1,499,015)

Capital Transactions - Controlling Interest
Proceeds from shares sold	59,791,787	67,971,138
Redemption fee proceeds	10,041	4,545
Payments for shares redeemed	(11,867,868)	(8,518,966)
Total Increase in Net Assets From Capital Transactions -
Controlling Interest	47,933,960	59,456,717
Capital Transactions - Non-controlling Interest
Proceeds from contributions	250,000	4,649,309
Withdrawals	(842,235)	(250,000)
Total Increase (Decrease) in Net Assets From Capital Transactions -
Non-controlling Interest	(592,235)	4,399,309
Net Assets
Beginning of Period	62,357,011	-
End of Period *	$ 110,064,087	$ 62,357,011
*Includes accumulated net investment loss of:	$ (2,416,591)	$ (414,329)

(a) The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Period Ended
	July 31, 2012	January 31, 2012 (a)
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	2,220,296	1,650,613
Shares Redeemed	(424,366)	(117,604)
Net increase in shares of beneficial interest outstanding	1,795,930	1,533,009

Class C:
Shares Sold	243,814	193,488
Shares Redeemed	(13,242)	(2,022)
Net increase in shares of beneficial interest outstanding	230,572	191,466

Class I:
Shares Sold	1,543,233	2,412,299
Shares Redeemed	(461,273)	(483,045)
Net increase in shares of beneficial interest outstanding	1,081,960	1,929,254

Class N:
Shares Sold	2,068,078	2,532,387
Shares Redeemed	(315,941)	(258,501)
Net increase in shares of beneficial interest outstanding	1,752,137	2,273,886

Class W:
Shares Sold	26,130	19,638
Shares Redeemed	(415)	(4)
Net increase in shares of beneficial interest outstanding	25,715	19,634

(a) The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS *
Selected Data and Ratios (for a share outstanding throughout the period)

	Class A		Class C		Class I
	Six Months Ended July 31, 2012	Period Ended January 31, 2012 (1)	Six Months Ended July 31, 2012	Period Ended January 31, 2012 (1)	Six Months Ended July 31, 2012	Period Ended January 31, 2012 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 9.80	$ 10.00	$ 9.74	$ 10.00	$ 9.82	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.23)	(0.31)	(0.26)	(0.36)	(0.22)	(0.29)
Net realized and unrealized gain	0.26	0.11	0.25	0.10	0.27	0.11
Total from investment operations	0.03	(0.20)	(0.01)	(0.26)	0.05	(0.18)

Paid-in-Capital From Redemption Fees (7)	-	-	-	-	-	-

Net asset value, end of period	$ 9.83	$ 9.80	$ 9.73	$ 9.74	$ 9.87	$ 9.82

Total return (3)	0.31%	(2.00)%	(0.10)%	(2.60)%	0.51%	(1.80)%

Net assets, at end of period (000s)	$ 32,743	$ 15,026	$ 4,108	$ 1,864	$ 29,721	$ 18,951

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets, including interest expense (4)(5)	5.00%	4.80%	5.75%	6.64%	4.75%	4.17%
Ratio of net expenses to average
net assets, including interest expense (5)	4.83%	3.55%	5.58%	4.10%	4.58%	3.23%
Ratio of net investment loss to average net assets (5)	(4.72)%	(3.45)%	(5.47)%	(4.01)%	(4.47)%	(3.14)%
Portfolio Turnover Rate (6)	42%	16%	42%	16%	42%	16%

	Class N		Class W
	Six Months Ended July 31, 2012	Period Ended January 31, 2012 (1)	Six Months Ended July 31, 2012	Period Ended January 31, 2012 (1)
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 9.80	$ 10.00	$ 9.78	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.23)	(0.34)	(0.24)	(0.32)
Net realized and unrealized gain	0.26	0.14	0.25	0.10
Total from investment operations	0.03	(0.20)	0.01	(0.22)

Paid-in-Capital From Redemption Fees (7)	-	-	-	-

Net asset value, end of period	$ 9.83	$ 9.80	$ 9.79	$ 9.78

Total return (3)	0.31%	(2.00)%	0.10%	(2.20)%

Net assets, at end of period (000s)	$ 39,607	$ 22,290	$ 444	$ 192

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets, including interest expense (4)(5)	5.00%	4.26%	5.24%	14.70%
Ratio of net expenses to average
net assets, including interest expense (5)	4.83%	3.81%	5.08%	3.60%
Ratio of net investment loss to average net assets (5)	(4.72)%	(3.71)%	(4.97)%	(3.50)%
Portfolio Turnover Rate (6)	42%	16%	42%	16%
* Does not include non-controlling interest.
(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges. Total returns for periods less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7) Less than $0.01 per share.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2012 (Unaudited)

1.

ORGANIZATION

The Grant Park Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to achieve income and capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund offers five classes of shares: Class A shares, Class C shares, Class I shares, Class N shares and Class W shares. Class C, I, N and W shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date.  Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

the fair value of the security. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods.  The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

Assets	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 59,186,943	$ -	$ 59,186,943
Purchased Call Options	-	-	-	-
Purchased Put Options	214	-	-	214
Money Market Funds	20,776,864	-	-	20,776,864
Futures Contracts	1,418,384	-	-	1,418,384
Total	$ 22,195,462	$ 59,186,943	$ -	$ 81,382,405

Liabilities	Level 1	Level 2	Level 3	Total
Forward Exchange Contracts	$ -	$ 137,126	$ -	$ 137,126
Put Options Written	520	-	-	520
Total	$ 520	$ 137,126	$ -	$ 137,646

*The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Refer to the Consolidated Portfolio of Investments for security classifications.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary.  The consolidated financial statements of GPMFS include the financial statements of Global Diversified Managed Futures Fund LP (GDMFF).  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.  GPMFS commenced operations on March 11, 2011.

A summary of the Fund’s investments in the GPMFS is as follows:

GPMFS Fund Limited (GPMFS)
July 31, 2012
Fair Value of GDMFF	$ 26,187,344
Other Assets	$ -
Total Net Assets	$ 26,187,344

Percentage of the Fund's Total Net Assets	24.7%

GDMFF is a majority owned commodity pool (CP) subsidiary which invests in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs.  CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts.  It is anticipated the CTA programs used by GDMFF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

As of July 31, 2012, GPMFS had a 88.40% ownership in GDMFF.  The non-controlling interest is the portion of equity ownership in GDMFF not attributable to GPMFS or the Fund.

For tax purposes, GPMFS is an exempted Cayman investment company.  GPMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, GPMFS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, GPMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the consolidated statements of assets and liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  For the six months ended July 31, 2012, the Fund had realized gains of $1,418,384 from futures contracts.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following table summarizes the Fund's written option activity:

Option Contracts	Number of Option Contracts	Premium
Outstanding at January 31, 2012	1	$ 385
Options written	43,324,292	21,173
Options expired	(31,868,169)	(19,303)
Outstanding at July 31, 2012	11,456,124	$ 2,255

Includes controlling and non-controlling interest.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of July 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized gain (loss) from open futures contracts; Unrealized appreciation (depreciation) on forward foreign currency exchange contracts; options written at value

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of July 31, 2012:

Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Assets and Liabilities
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Six Months Ended July 31, 2012
Futures/Options Purchased/Options Written	$ 542,408	$ 602,116	$ 12,804	$ 260,750	$ 1,418,078
Forward Contracts	-	(137,126)	-	-	$ (137,126)
	$ 542,408	$ 464,990	$ 12,804	$ 260,750	$ 1,280,952

 Includes controlling and non-controlling interest.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended July 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from option, future and foreign exchange contracts; Net change in unrealized appreciation (depreciation) from open option, future and foreign exchange contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended July 31, 2012:

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Six Months Ended July 31, 2012
Futures	$ (6,529)	$ (135,366)	$ 928,507	$ 1,404,814	$ 2,191,426
Purchased Options	-	(6,511)	(2,452)	-	(8,963)
Written Options	-	7,525	1,945	-	9,470
Forward Contracts	-	(262,017)	-	-	(262,017)
	$ (6,529)	$ (396,369)	$ 928,000	$ 1,404,814	$ 1,929,916

 Includes controlling and non-controlling interest.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

Changes in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Six Months Ended July 31, 2012
Futures	$ 760,947	$ 222,009	$ (404,242)	$ (8,281)	$ 570,433
Purchased Options	$ -	(20,005)	(420)	-	(20,425)
Written options	$ -	1,485	340	-	1,825
Forward Contracts	-	(100,668)	-	-	(100,668)
	$ 760,947	$ 102,821	$ (404,322)	$ (8,281)	$ 451,165

Includes controlling and non-controlling interest.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying consolidated statement of operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2012, the Fund had no cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Knollwood Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, Class N and Class W shares, respectively.   For the six months ended July 31, 2012, the Advisor waived fees and reimbursed expenses in the amount of $69,166.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class W shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of average daily net assets for each share class.  If Fund Operating Expenses attributable to Class A, Class C, Class I, Class N and Class W shares subsequently exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions will expire on January 31 of the following years:

January 31, 2015
$ 178,587

Expenses from GDMFF: During the six months ended July 31, 2012, GDMFF engaged Denali Asset Management LLP (“Denali”), Metolius Capital LLC (“Metolius”), Quantitative Investment Management LLC (“QIM”), Welton Investment Corporation (“Welton”), and Winton Capital Management Limited, (“Winton”) to provide advisory services.

GDMFF Management Fee: Pursuant to the GDMFF agreements with the Advisors, Advisors receive a quarterly advisory management fee ranging from 0% to 1% per annum on the basis of month-end “Allocated Net Assets”, defined by the general partner as allocated total assets of GDMFF including all cash and cash equivalents plus the market value of all open commodity interest positions and U.S. Treasury bills, but minus all accrued liabilities of GDMFF.  The advisory management fee is calculated after deduction of brokerage fees, but before reduction for any incentive fee or other costs and before inclusion of new partner subscriptions and redemptions for the current day.

GDMFF Incentive Fee: GDMFF also pays the Advisors a quarterly incentive fee between 20%-30% of the “New Trading Profit”, if any, of GDMFF. The incentive fee is based on the performance of each Advisor’s portion of the assets allocated to them. New Trading Profit in any quarter is equal to the “Trading Profit” for such quarter that is in excess of the highest level of such cumulative trading profit as of any previous calendar quarter-end. Trading Profit is calculated by including realized and unrealized profits and losses, excluding interest income, and deducting the advisory management fee and brokerage fee.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets attributable to the Class A, Class C, Class N and Class W shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I, Class N and Class W shares.  The Distributor is an affiliate of GFS.  For the six months ended July 31, 2012, the Distributor received $76,014 in underwriting commissions for sales of Class A shares, of which $10,357 was retained by the principal underwriter or other affiliated broker-dealers.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit Committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Funds.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the six months ended July 31, 2012, the Fund assessed $2,744, $339, $3,132, $3,786 and $40 for Class A shares, Class C shares, Class I shares, Class N shares and Class W shares, respectively, in redemption fees.

6.  TAX COMPONENTS OF CAPITAL

As of January 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Other	Unrealized	Total
Ordinary	Long-Term	Loss	October	Book/Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ -	$ (812,936)	$ 14,396	$ (798,540)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) and accumulated net realized loss from security transactions are primarily attributable to the adjustments for Fund’s wholly-owned and controlled subsidiary.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2012 (Unaudited)

Permanent book and tax differences, primarily attributable to net operating losses and adjustments for the Fund’s wholly-owned and controlled subsidiary, resulted in reclassification for the period ended January 31, 2012 as follows: a decrease in paid in capital of $335,155 and a decrease in accumulated net investment loss of $335,155.

7. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact the amendment may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Grant Park Managed Futures Strategy Fund

EXPENSE EXAMPLES

July 31, 2012 (Unaudited)

As a shareholder of the Grant Park Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Grant Park Managed Futures Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 through July 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Grant Park Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio(1)	Beginning Account Value 2/1/12	Ending Account Value 7/31/12*	Expenses Paid During Period (1)**	Ending Account Value 7/31/12*	Consolidated Expenses Paid During Period (1)**
Grant Park Managed Futures Strategy Fund:
Class A	4.83%	$1,000.00	$1,003.10	$24.03	$1,000.87	$24.00
Class C	5.58%	$1,000.00	$999.00	$27.71	$997.14	$27.68
Class I	4.58%	$1,000.00	$1,005.10	$22.81	$1,002.11	$22.77
Class N	4.83%	$1,000.00	$1,003.10	$24.06	$1,000.87	$24.03
Class W	5.08%	$1,000.00	$1,001.00	$25.27	$999.63	$25.26

(1)

Consolidated expense ratios and consolidated expenses do not include non-controlling interest.

*  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**  Annualized.

Grant Park Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

July 31, 2012 (Unaudited)

Approval of Advisory Agreement –Grant Park Managed Futures Strategy Fund *

In connection with a regular meeting held on December 13, 2010 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Knollwood Investment Advisors, LLC (“Knollwood” or the “Adviser”) and the Trust, on behalf of Grant Park Managed Futures Strategy Fund (“Grant Park” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser has sufficient financial resources to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing managed futures products.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.40% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR

Knollwood Investment Advisors, LLC
626 W. Jackson Boulevard, Suite 600

Chicago, IL 60661

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/12